Financial Assets and Liabilities - Summary of Consolidated Financial Assets and Financial Liabilities (Detail) - PHP (₱) ₱ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Noncurrent Assets
Financial assets at fair value through profit or loss	₱ 1,101	₱ 578
Debt instruments at amortized cost – net of current portion	370	395
Derivative financial assets – net of current portion	385	96
Other financial assets – net of current portion	3,126	3,481
Current Assets
Cash and cash equivalents	10,011	16,177	₱ 25,211	₱ 23,907
Short-term investments	136	391
Trade and other receivables	31,612	26,086
Current portion of derivative financial assets	30	0
Current portion of debt instruments at amortized cost	25	200
Current portion of other financial assets	831	320
Total assets	47,627	47,724
Noncurrent Liabilities
Interest-bearing financial liabilities - net of current portion	258,246	243,152
Lease liabilities - net of current portion	46,703	41,625
Derivative financial liabilities – net of current portion	0	12
Customers' deposits	2,046	2,238
Deferred credits and other noncurrent liabilities	90	229
Current Liabilities
Accounts payable	61,204	77,050
Accrued expenses and other current liabilities	70,797	71,756
Current portion of interest-bearing financial liabilities	23,340	11,646
Current portion of lease liabilities	7,335	5,921
Dividends payable	2,005	1,912
Current portion of derivative financial liabilities	97	1,021
Liabilities associated with assets classified as held-for-sale	1,615	1,779
Total liabilities	473,478	458,341
Net assets (liabilities)	(425,851)	(410,617)
Financial assets at amortised cost, category [member]
Noncurrent Assets
Debt instruments at amortized cost – net of current portion	370	395
Other financial assets – net of current portion	3,126	3,481
Current Assets
Cash and cash equivalents	10,011	16,177
Short-term investments	136	122
Trade and other receivables	31,612	26,086
Current portion of debt instruments at amortized cost	25	200
Current portion of other financial assets	831	320
Total assets	46,111	46,781
Noncurrent Liabilities
Interest-bearing financial liabilities - net of current portion	258,246	243,152
Lease liabilities - net of current portion	46,703	41,625
Customers' deposits	2,046	2,238
Deferred credits and other noncurrent liabilities	90	229
Current Liabilities
Accounts payable	61,204	77,050
Accrued expenses and other current liabilities	70,795	71,756
Current portion of interest-bearing financial liabilities	23,340	11,646
Current portion of lease liabilities	7,335	5,921
Dividends payable	2,005	1,912
Liabilities associated with assets classified as held-for-sale	1,615	1,779
Total liabilities	473,379	457,308
Net assets (liabilities)	(427,268)	(410,527)
financial assets at FVPL [Member]
Noncurrent Assets
Financial assets at fair value through profit or loss	1,101	578
Derivative financial assets – net of current portion	385	96
Current Assets
Short-term investments		269
Current portion of derivative financial assets	30
Total assets	1,516	943
Noncurrent Liabilities
Derivative financial liabilities – net of current portion		12
Current Liabilities
Accrued expenses and other current liabilities	2
Current portion of derivative financial liabilities	97	1,021
Total liabilities	99	1,033
Net assets (liabilities)	₱ 1,417	₱ (90)